SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flow Statement [Abstract]
Interest paid	$ 3,289	$ 2,132	$ 1,638
Income taxes paid	597	524	364
Changes in non-cash working capital
Accounts receivable	136	(124)	(445)
Prepayments	(13)	(471)	(117)
Accounts payable and other	(349)	(43)	(342)
Changes in non-cash working capital, net	(226)	(638)	(904)
Changes in working capital related to the impact of investments in finance leases	$ 500	$ 300	$ 300